CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 18 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

ZK International Group Co., Ltd.
Balance Sheets

	As of September 30,
	2018	2017
ASSETS
Cash and cash equivalent	$53	$55
Total current assets	53	55
Due from subsidiaries	13,879,746	5,581,999
Intangible Assets	501,000	-
Total assets	$14,380,799	$5,582,054

STOCKHOLDERS’ EQUITY
Common stock, no par value, 50,000,000 shares authorized, 16,528,037 and 13,068,346 shares issued and outstanding, respectively	$-	$-
Additional paid-in capital	15,402,915	5,582,099
Accumulated deficits	(1,022,116)	(45)
Total stockholders' equity	14,380,799	5,582,054

Total liabilities and stockholders’ equity	$14,380,799	$5,582,054

ZK International Group Co., Ltd.
Statements of Operations and Comprehensive income

	For the year ended September 30,
	2018	2017	2016
Operating expenses:
General and administrative expenses	$1,004,070	$45	$-
Selling and marketing expense	18,001
Total operating expenses	1,022,071	45	-

Net loss and comprehensive loss	$1,022,071	$(45)	$-

Net loss per common share – basic and diluted	$-	$-	$-

Weighted average number of common shares outstanding – basic	13,610,046	10,970,000	9,000,000
Weighted average number of common shares outstanding – diluted	13,629,517	10,973,674	9,000,000

ZK International Group Co., Ltd.
Statements of Cash Flows

	For the year ended September 30,
	2018	2017	2016
Cash flows used in operating activities
Net loss	$(1,022,071)	$(45)		$-
Non-cash Item	342,137
Net cash used in operating activities	(679,934)	(45)		-

Cash flows provided by financing activities
Cash received from Share Issuances, deduct related costs	(380,000)	5,582,099		-
Cash advanced from subsidiaries	1,980,934
Cash advanced to subsidiaries	(677,863)	(5,581,999)		-
Net cash provided by financing activities	923,071	100		-

Cash flows used in investing activities
Cash invested to intangible assets	(501,000)	-		-
Proceeds received from sale of intangible assets	257,863
Net cash used in financing activities	(243,137)	-		-

Effect of exchange rate changes on cash	-	-		-

Decrease in cash and cash equivalents	(2)	55		-
Cash and cash equivalents, beginning of year	55	-

Cash and cash equivalents, end of year	$53	$55		$-

Supplemental Cash Flows Information:
Non-cash financing activities (refer to share issuance activities)	$9,842,676	$-		$-
Income tax paid	$-	$-		$-
Interest paid	$-	$-		$-

Non-cash investing and financing activities:
Shares issued to founders	$-	$-	$

(a) Basis of presentation

The condensed financial information of ZK International Group Co., Ltd, has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations. The subsidiaries did not pay any dividends to the Company for the years presented.

(b) Cash advance with subsidiaries

In 2018, ZK International advanced $677,863
to its subsidiaries for supporting their operations and received $1,980,934 from its subsidiaries. These advances have been eliminated in consolidation.

(c) Stockholders’ Equity

On October 12, 2015, 100% of ZK International’s equity, 9,000,000 shares were transferred from ZHENG Jia Jun to five Mainland Chinese beneficial owners, with HUANG Jian Cong holding
45
%, WANG Ming Jie holding
20
%, WANG Guo Lin holding
20
%, WANG Jian Di holding
10
% and WANG Yang Ming holding
5
%. The Company recorded related party receivables of $50,000 from these individuals in 2015.

As of September 30, 2018, 65.92% of ZK International’s equity interest was hold by the five mainland Chinese beneficial owners, with HUANG Jian Cong holding 43.05%, WANG Ming Jie holding
10.89
%, WANG Guo Lin holding
10.89
%, WANG Jian Di holding
1.09
% and WANG Yang Ming holding nil.

Recapitalization

On December 19, 2016, the Board of Directors of the Company approved i) decrease of par value of the ordinary shares from $1 to no par value,; ii)
a 180 for 1 forward stock split whereby every authorized, issued and outstanding ordinary shares was exchanged for 180 new ordinary shares and iii) increase of authorized shares from 9,000,000 to 50,000,000 ordinary shares. As of March 20, 2017, the Recapitalization was complete and effectuated.

Shares Issuances

On December 21, 2017, the Company completed a Regulation S closing of private placement offering of ordinary shares of ZK International, no par value per share, at a purchase price of $6.00 per share, for an aggregate purchase price of $100,000 or 5.89BTC in cryptocurrency. Upon the closing, the Company issued a total of 16,666 ordinary shares to the subscribers in the Offering, subject to customary restrictions pursuant to Rule 144 of the Securities Act of 1933, as amended.

On December 22, 2017, the Company completed a Regulation D closing of private placement offering of ordinary shares of ZK International, no par value per share, at a purchase price of $6.00 per share, for an aggregate purchase price of $420,000. Upon the closing, the Company issued a total of 70,000 ordinary shares to the subscribers in the Offering, subject to customary restrictions pursuant to Rule 144 of the Securities Act of 1933, as amended.

On January 9, 2018, the Company completed a closing of private placement offering of ordinary shares of ZK International, no par value per share, at a purchase price of $8.00 per share, for an aggregate purchase price of $500,000 or 34.123BTC in cryptocurrency. Upon the closing, the Company issued a total of 62,500 ordinary shares to the subscribers in the Offering, subject to customary restrictions pursuant to Rule 144 of the Securities Act of 1933, as amended.

On March 21, 2018 the Company issued 30,000 ordinary shares of ZK International, no par value per share, to render the consulting contract with a consultant of the Company. The shares are measured based on the fair market value of $5.88 per share and the value of this share issuance is recognized as consulting expense.

On August 15, 2018, ZK International entered into a debt settlement and mutual release agreement (the “Debt Settlement and Mutual Release Agreement”) with Mr. Jiancong Huang, the Chief Executive Officer and Chairman of the Board of our Company. As of August 15, 2018, the Company was indebted to Mr. Huang in the amount of RMB 64,079,472 (approximately $9,242,676 based on the exchange rate of 0.144238 on August 15, 2018) (the “Debt”), in respect to prior advances to finance the Company’s working capital. Mr. Huang agreed to accept 3,280,525 restricted ordinary shares, subject to Rule 144 of the Securities Act of 1933 as amended (the “Securities Act”), at $2.82 per share, representing 75% of the average closing bid price for the period from July 23, 2018 to August 3, 2018 (the “Shares”) to settle the Debt pursuance to the terms and conditions set forth in the Debt Settlement and Mutual Release Agreement (the “Settlement”). The Settlement, deemed as a related party transaction, was reviewed and approved by Company’s compensation committee, the Board of Directors and Nasdaq.